Asset transfers	12 Months Ended
Dec. 31, 2023
Asset transfers
Asset transfers

24 Asset transfers

This note provides an overview of assets that have been transferred but where the NatWest Group retains substantially all the risks and rewards of the transferred assets and therefore continues to recognize them on balance sheet.

Transfers that do not qualify for derecognition

NatWest Group enters into securities repurchase, lending and total return transactions in accordance with normal market practice which includes the provision of additional collateral if necessary. Under standard terms in the UK and US markets, the recipient has an unrestricted right to sell or repledge collateral, subject to returning equivalent securities on settlement of the transaction.

Securities sold under repurchase transactions and transactions with the substance of securities repurchase agreements are not derecognised if NatWest Group retains substantially all the risks and rewards of ownership. The fair value (and carrying value) of securities transferred under such transactions included on the balance sheet, are set out below. All of these securities could be sold or repledged by the holder.

	2023	2022
The following assets have failed derecognition (1)	£m	£m
Trading assets	7,907	6,668
Loans to bank - amortised cost	10	16
Loans to customers - amortised cost	281	398
Other financial assets	8,764	2,901
Total	16,962	9,983

(1)	Associated liabilities were £16,522 million (2022 - £9,501 million).

Assets pledged as collateral

NatWest Group pledges collateral with its counterparties in respect of derivative liabilities, bank and stock borrowings and other transactions.

	2023	2022
Assets pledged against liabilities	£m	£m
Trading assets	10,976	15,062
Loans to banks - amortised cost	63	66
Loans to customers - amortised cost	21,611	17,493
Other financial assets (1)	6,506	3,351
Total	39,156	35,972

(1)

Includes assets pledged for pension derivatives and £482 million of debt securities under the continuing control of NWB Plc. This follows the agreement between NWB Plc and the Group Pension Fund to establish a bankruptcy remote reservoir trust to hold these assets. Refer to Note 5 for additional information.

As part of the covered debt programme £11,067 million of loans to customers and other debt instruments (2022 – £8,156 million) have been transferred to bankruptcy remote limited liability partnerships within the NatWest Group to provide collateral for issues of debt securities and other borrowing by the NatWest Group of £3,619 million (2022 – £4,132 million). Refer to Note 23.